As filed with the Securities and Exchange Commission on May 21, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

	Greenspring Fund, Incorporated

	SCHEDULE OF INVESTMENTS at March 31, 2008 (unaudited)

	Shares			Value
	COMMON STOCKS: 57.6%

	Building Products: 0.1%
	17,300	Griffon Corp.*		$ 148,780

	Business & Professional Services: 7.5%
	257,650	FTI Consulting, Inc.*		18,303,456

	Chemicals: 1.5%
	199,325	Hercules, Inc.		3,645,654

	Commercial Banks: 3.1%
	40,074	American National Bankshares, Inc.		858,786
	388,801	Cardinal Financial Corp.		3,448,665
	162,924	First Mariner Bancorp, Inc.*		977,544
	759	Fulton Financial Corp.		9,328
	25,000	Middleburg Financial Corp.		575,750
	30,000	Patriot National Bancorp, Inc.		453,750
	26,190	Provident Bankshares Corp.		281,281
	27,500	Southern National Bancorp of Virginia*		233,750
	14,476	SunTrust Banks, Inc.		798,207
				7,637,061

	Communications Equipment: 3.0%
	764,911	Radyne Corp.*		6,517,042
	25,000	Superior Essex, Inc.*		703,000
				7,220,042

	Construction & Engineering: 4.3%
	315,700	EMCOR Group, Inc.*		7,011,697
	153,575	Michael Baker Corp.*		3,449,294
				10,460,991

	Diversified Financial Services: 1.3%
	272,149	CIT Group, Inc.		3,224,966

	Diversified Gas Utilities: 2.8%
	108,400	Energen Corp.		6,753,320

	Electric Utilities: 1.9%
	99,000	PPL Corp.		4,546,080

	Electrical Equipment: 0.4%
	17,400	Emerson Electric Co.		895,404

	Energy Equipment & Services: 0.9%
	204,414	Cal Dive International, Inc.*		2,121,817

	Environmental Services: 3.8%
	363,000	Allied Waste Industries, Inc.*		3,924,030
	149,958	Waste Industries USA, Inc.		5,420,982
				9,345,012
	Equipment Rentals: 1.3%
	167,250	United Rentals, Inc.*		3,150,990

	Household & Personal Products: 2.1%
	634,505	Prestige Brands Holdings, Inc.*		5,190,251

	Industrial Distribution: 2.6%
	155,000	Watsco, Inc.		6,420,100

	Insurance: 9.3%
	136,100	Assurant, Inc.		8,283,046
	34,450	PartnerRe, Ltd.#		2,628,535
	320,884	United America Indemnity, Ltd.#*		6,180,226
	201,050	W.R. Berkley Corp.		5,567,074
				22,658,881

	Machinery: 0.3%
	20,000	Pentair, Inc.		638,000

	Metals & Mining: 0.9%
	86,000	Brush Engineered Materials, Inc.*		2,207,620

	Oil & Gas Exploration & Production: 5.8%
	5,626	ConocoPhillips		428,757
	22,280	EOG Resources, Inc.		2,673,600
	92,000	Rosetta Resources, Inc.*		1,809,640
	96,000	Suncor Energy, Inc.#		9,249,600
				14,161,597

	Real Estate: 0.2%
	4,500	First Potomac Realty Trust		69,165
	27,500	Urstadt Biddle Properties, Inc. - Class A		432,575
				501,740

	Semiconductors & Semiconductor Equipment: 1.2%
	34,093	Rudolph Technologies, Inc. *		333,089
	125,000	Tessera Technologies, Inc. *		2,600,000
				2,933,089

	Thrifts & Mortgage Finance: 0.0%
	3,500	OceanFirst Financial Corp.		61,215

	Transportation: 3.3%
	211,930	Rush Enterprises, Inc. - Class A*		3,356,971
	295,798	Rush Enterprises, Inc. - Class B*		4,342,315
	28,200	SAIA, Inc.*		447,252
				8,146,538

	TOTAL COMMON STOCKS
	(cost $107,626,186)			140,372,604

	INVESTMENT COMPANIES: 1.7%

	259,265	NGP Capital Resources Co.
		(cost $3,466,761)		4,257,131

	Principal			Value
	CONVERTIBLE BONDS: 23.8%

	Automotive: 0.4%
	$ 1,038,000	Sonic Automotive, Inc., 5.250%, 5/7/09		$ 1,022,430

	Business and Professional Services: 1.0%
	2,409,000	Fair Isaac Corp., 1.500%, 8/15/23		2,369,854

	Communications Equipment: 2.6%
	6,426,000	Nortel Networks Corp., 4.250%, 9/1/08#		6,377,805

	Computers & Peripherals: 3.9%
	9,671,000	Adaptec, Inc., 0.750%, 12/22/23		9,380,870

	Diversified Telecommunication Services: 4.7%
	10,590,000	Level 3 Communications, Inc., 6.000%, 9/15/09		9,451,575
	2,503,000	Level 3 Communications, Inc., 6.000%, 3/15/10		2,033,687
				11,485,262

	Environmental Services: 2.0%
	5,422,000	Allied Waste Industries, Inc., 4.250%, 4/15/34		4,988,240

	Media: 2.4%
	5,933,000	Getty Images, Inc., 0.500%, 6/9/23		5,888,502

	Pharmaceuticals: 2.3%
	6,227,000	Sepracor, Inc., 0.000%, 10/15/24		5,619,867

	Semiconductor Equipment: 4.5%
	7,015,000	Agere Systems, Inc., 6.500%, 12/15/09		7,120,225
	260,000	Kulicke & Soffa Industries, Inc., 0.500%, 11/30/08		244,400
	3,500,000	Phototronics, Inc., 2.250%, 4/15/08		3,517,500
				10,882,125

	TOTAL CONVERTIBLE BONDS
	(cost $58,786,170)			58,014,955

	CORPORATE BONDS: 12.4%

	Automotive: 2.0%
	5,213,000	Sonic Automotive, Inc., 8.625%, 8/15/13		4,848,090

	Diversified Financial Services: 0.2%
	80,000	CIT Group, Inc., 4.000%, 5/8/08		78,552
	316,000	CIT Group, Inc., 4.100%, 5/15/08		310,006
				388,558

	Diversified Telecommunication Services: 4.8%
	3,379,000	Qwest Capital Funding, Inc., 6.375%, 7/15/08		3,387,447
	1,908,000	Rogers Communications, Inc., 8.000%, 12/15/12#		1,984,320
	5,297,000	Sprint Capital Corp., 6.125%, 11/15/08		5,258,051
	1,203,000	U.S. Unwired, Inc. - Series B, 10.000%, 6/15/12		1,115,833
				11,745,651

	Electric Utilities: 0.1%
	307,000	Dominion Resources, Inc., 8.125%, 6/15/10		332,706

	Electrical Equipment: 0.2%
	41,000	GrafTech Finance, Inc., 10.250%, 2/15/12		42,640
	434,000	Thomas & Betts Corp., 6.625%, 5/7/08		434,921
				477,561

	Environmental Services: 0.2%
	35,000	Allied Waste Industries, Inc., 6.500%, 11/15/10		35,175
	426,000	Allied Waste Industries, Inc., 7.875%, 4/15/13		440,377
				475,552

	Household & Personal Products: 1.1%
	2,890,000	Prestige Brands, Inc., 9.250%, 4/15/12		2,803,300

	Machinery: 0.1%
	145,000	Briggs & Stratton Corp., 8.875%, 3/15/11		152,250

	Media: 0.2%
	165,000	Belo Corp., 8.000%, 11/1/08^		166,586
	313,000	CSC Holdings, Inc., 7.250%, 7/15/08		313,783
				480,369

	Office Electronics: 3.5%
	50,000	Xerox Corp., 9.750%, 1/15/09		51,960
	8,162,000	Xerox Corp., 7.625%, 6/15/13		8,438,928
				8,490,888

	TOTAL CORPORATE BONDS
	(cost $30,437,924)			30,194,925

	Shares			Value
	SHORT-TERM INVESTMENTS: 4.4%

	Money Market Investments: 4.4%
	495,057	AIM Liquid Assets		$ 495,057
	10,300,000	AIM STIC Prime Portfolio		10,300,000
				10,795,057

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,795,057)			10,795,057

	TOTAL INVESTMENTS IN SECURITIES
	(cost $211,112,098): 99.9%			243,634,672
	Other Assets less Liabilities: 0.1%			169,320

	NET ASSETS:	100.0%		$ 243,803,992

*	Non-income producing security.
#	U.S. security of foreign issuer.
^	Security valued at fair value by the Fund's adviser under the supervision of the Fund's Board of Directors.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows+:

		Cost of investments	$211,313,561
		Gross unrealized appreciation	51,957,693
		Gross unrealized depreciation	(19,636,582)
		Net unrealized appreciation	$32,321,111

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

	FAS 157 - Summary of Fair Value Exposure at March 31, 2008

	The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"),
	effective January 1, 2008. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest
	priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest
	priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

	Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three
	broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of
	investments.
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in
	those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                                  Charles vK. Carlson, Chief Executive Officer

Date   May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Charles vK. Carlson
                                                      Charles vK. Carlson, Chief Executive Officer

Date   May 15, 2008

By (Signature and Title)*   /s/ Michael J. Fusting
                                                     Michael J. Fusting, Chief Financial Officer

Date   May 14, 2008

* Print the name and title of each signing officer under his or her signature.